Notes to the Consolidated Statements of Operations - Revenue from contract with customers (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 12,373	€ 7,129
GSK
Notes to the Consolidated Statements of Operations
Revenue recognized		6,473
GSK | Research, development, manufacturing and commercialization of mRNA-based vaccines
Notes to the Consolidated Statements of Operations
Revenue recognized	8,895
Belgium | GSK
Notes to the Consolidated Statements of Operations
Revenue recognized	8,895	6,473
Switzerland | CRISPR
Notes to the Consolidated Statements of Operations
Revenue recognized	€ 3,478	209
Netherlands | Genmab
Notes to the Consolidated Statements of Operations
Revenue recognized		€ 447